Leases-Group as Lessee - Summary Of Changes In The Carrying Amounts Of The Right-Of-Use Assets (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 JPY (¥)
Disclosure Of Changes In The Carrying Amounts Of The Right Of Use Assets [Line Items]
Beginning balance
Acquisitions	19,727
Disposals	(304)
Depreciation	(10,460)
Impairment loss	(617) [1]
Exchange differences	(328)
Other	40
Ending Balance	54,337
Adjustment on adoption of new accounting standard [Member]
Disclosure Of Changes In The Carrying Amounts Of The Right Of Use Assets [Line Items]
Beginning balance	46,279
Currently Reported [Member]
Disclosure Of Changes In The Carrying Amounts Of The Right Of Use Assets [Line Items]
Beginning balance	¥ 46,279

[1]	Refer to Note 11 Impairment for further details.